AMERICAN GENERAL LIFE INSURANCE COMPANY
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                            SEPARATE ACCOUNT VL-R
                                 GALLERY LIFE
                   GROUP AND INDIVIDUAL FLEXIBLE PREMIUM VUL

                   THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                          SEPARATE ACCOUNT USL VL-R
                        INDIVIDUAL FLEXIBLE PREMIUM VUL

                      SUPPLEMENT DATED DECEMBER 28, 2021
                    TO POLICY PROSPECTUSES, AS SUPPLEMENTED

The purpose of this supplement is to notify owners of American General Life Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") (AGL and US Life together referred to hereinafter as the "Company") variable universal life insurance Policies (the "Policies") of the proposed liquidation of the AB VPS Intermediate Bond Portfolio ("Portfolio"), a portfolio of the AB Variable Products Series Fund, Inc. (the "Trust").

The Board of Directors of the Trust (the "Board") approved the termination and liquidation of the Portfolio. The liquidation is expected to occur at the close of the New York Stock Exchange ("Market Close"), which is generally 4:00 p.m. Eastern Time ("ET"), on or about Friday, March 4, 2022 ("Liquidation Date"). On the Liquidation Date, funds invested in subaccounts supported by the Portfolio will be automatically liquidated at the closing unit value and the liquidation proceeds transferred into the subaccount supported by the money market fund ("Money Market Fund") currently available in your Policy (see Attachment 1 for the Money Market Fund available in your Policy).

If you wish to have the liquidation proceeds allocated to a subaccount other than the subaccount supported by the Money Market Fund, the Company must receive instructions from you prior to the Market Close one business day prior to the Liquidation Date (Thursday, March 3, 2022). You may give us instructions to transfer your accumulation value to another investment option by calling the Administrative Center at the number below or by completing a transfer form.

Additional investments into the Portfolio will be accepted up to and including one business day prior to the Liquidation Date. After the Market Close on the Liquidation Date, any premium payments, allocations, transfers, dollar cost averaging or automatic rebalancing (as applicable to your Policy) allocated to the Portfolio will instead be allocated to the subaccount supported by the Money Market Fund.

Listed on Attachment 1 are the investment options currently offered in your Policy in addition to the Market Money Fund which is already available. Please refer to your Policy prospectus for information regarding these investment options or call our Administrative Center at the telephone number below. Also please review your fund prospectuses for more detailed information about these investment options.

Neither our automatic transfer of the liquidation proceeds to the Money Market Fund on the Liquidation Date, nor your transfer of assets out of the Portfolio prior to the Liquidation Date or out of the Money Market Fund within 30 days after the Liquidation Date, will count against the free transfers that you are permitted to make in a Policy Year or for the purposes of our market timing policies and procedures.

For a period of time after the closing and liquidation, the Company may provide you with confirmations, statements and other reports that contain the name of this formerly available Portfolio.

Additional information regarding the Variable Investment Options, including the fund prospectuses, may be obtained by visiting our website at www.aig.com/AGVUL or by calling 1-800-340-2765.


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                                     ATTACHMENT 1
                                   GALLERY LIFE VUL
                         INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                      VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                Investment Options Currently Offered in the Policies

       The following funds are offered by Gallery Life VUL:

       Money Market Fund Available in your Policy:
       Fidelity VIP Government Money Market Portfolio
       - Initial Class

       AB VPS Balanced Wealth Strategy Portfolio (Class A)
       AB VPS Global Thematic Growth Portfolio (Class A)
       AB VPS Growth and Income Portfolio (Class A)
       AB VPS International Growth Portfolio (Class A)
       AB VPS Large Cap Growth Portfolio (Class A)
       AB VPS Small Cap Growth Portfolio (Class A)

       The following funds are offered by the Individual and Group Flexible Premium VULs:

       Money Market Fund Available in your Policy:
       Fidelity VIP Government Money Market Portfolio
       - Initial Class

       Invesco V.I. American Franchise Fund - Series I
       Invesco V.I. International Growth Fund - Series I
       AB VPS Balanced Wealth Strategy Portfolio (Class A)
       AB VPS Global Thematic Growth Portfolio (Class A)
       AB VPS Growth and Income Portfolio (Class A)
       AB VPS Large Cap Growth Portfolio (Class A)
       AB VPS Small Cap Growth Portfolio (Class A)
       BNY Mellon Stock Index Fund, Inc. - Initial Shares
       Fidelity VIP Asset Manager Portfolio - Initial Class
       Fidelity VIP Contrafund Portfolio - Initial Class
       Fidelity VIP Growth Portfolio - Initial Class
       Fidelity VIP High Income Portfolio - Initial Class
       Fidelity VIP Investment Grade Bond Portfolio -
       Initial Class
       Fidelity VIP Overseas Portfolio - Initial Class
       VanEck VIP Emerging Markets Fund - Initial Class
       VanEck VIP Global Resources Fund - Initial Class

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